Semiannual Report


                 International
                 Stock Fund
                 April 30, 1999


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------
International Stock Fund

 .    International stocks rallied strongly during the six months ended April 30, with Asian markets picking up the pace following earlier strength in Europe.

 .    The fund turned in solid results during the period but trailed the MSCI
     EAFE and Lipper peer group average because of an underweighting in Japan and our emphasis on growth over rebounding cyclical stocks.

 .    The U.K. market was one of the best in Europe and represented the portfolio's largest country position.

 .    We eliminated stocks that appeared overvalued and added to companies with good business franchises and steady growth prospects.

 .    We intend to keep about 70% of portfolio assets in Europe and maintain our preference for growth stocks, which we believe offer good potential for capital growth.

Fellow Shareholders

International stock markets performed well during the six months ended April 30, and the strong rally that began in October continued for the balance of 1998. However, as we moved into 1999 leadership changed with the European markets losing ground and the Far Eastern markets picking up the pace. This change in leadership is consistent with the relative economic cycles between the two regions. The large economies of Europe remain becalmed, but in the Far East there are distinct signs of recovery. Despite the fanfare that surrounded its launch in January, the euro weakened significantly against the U.S. dollar, which undercut returns from the Eurozone markets for U.S. investors.

Performance Comparison
-----------------------------------------------------------------

Periods Ended 4/30/99                      6 Months    12 Months
-----------------------------------------------------------------
International Stock Fund                    13.87%       6.61%
 .................................................................
MSCI EAFE Index                             15.44        9.81
 .................................................................
Lipper International Funds Average          15.11        3.23
 .................................................................

Against this background of generally buoyant stock markets, your fund registered strong absolute returns, particularly over the last six months. Relative results were more mixed, and fund returns trailed the MSCI EAFE Index over both the 6- and 12-month periods. This was principally due to an underweighting in Japan and a low exposure to its banking sector, a large part of the index that recovered sharply this year. As with the U.S. market, large-cap stocks continued to lead many international markets, and our positions in non-index stocks also impaired our returns relative to the index. Investment results over the 12 months were better than our peer group average as our preference for steady growers helped us during a period when there was uncertainty about world economic growth. More recently, this uncertainty has receded, and with more cyclical stocks leading markets fund results have slipped a little against our peers.

The broad themes pushing world markets higher were improving sentiment, recovering capital flows, and falling global interest rates. In

Europe there was the additional stimulus of heavy corporate activity, with transactions in the first four months of 1999 totaling $641 billion compared with $864 billion for the whole of 1998. The financial sector was active with the announcement of a number of major deals that will hasten the consolidation of Europe's banking industry. As in the U.S., leading telecommunication companies were also making moves to strengthen their strategic positions in this attractive sector. Perhaps the surprise in Europe was the weakness of the euro following its launch at the beginning of the year. A slowdown in the important economies of Germany and Italy allowed euro interest rates to decline, but the Kosovo situation and the prospect of extended conflict at Europe's doorstep also cast a shadow over the new currency. Since January, securities listed on the 11 stock markets of the Eurozone have been denominated in euros, and a fall of 11% against the dollar was embarrassing for the authorities and uncomfortable for the dollar-based investor.

In the Pacific, there were some sharp rallies in the smaller markets where there are signs that a number of economies are successfully introducing necessary reforms following the traumas of a year ago. Even in Japan there was some better news on the economy, and investors were encouraged to see the government take appropriate action to recapitalize the banking sector. The Tokyo market rallied strongly with financial stocks taking the lead. Japan also saw an increase in corporate activity with Goodyear acquiring Sumitomo Rubber and Renault buying about 35% of fellow automaker Nissan. For a country that has been cautious about foreign control of its corporations, these were landmark deals.

Market Performance
----------------------------------------------------------------------

Six Months               Local       Local Currency         U.S.
Ended 4/30/99         Currency     vs. U.S. Dollars       Dollars
----------------------------------------------------------------------
France                  24.33%           -10.37%          11.43%
 ......................................................................
Germany                 16.48            -10.41            4.35
 ......................................................................
Hong Kong               28.01             -0.06           27.94
 ......................................................................
Italy                   25.70            -10.49           12.51
 ......................................................................
Japan                   30.14             -2.38           27.05
 ......................................................................
Mexico                  33.09              8.22           44.03
 ......................................................................
Netherlands             26.16            -10.34           13.12
 ......................................................................
Norway                  11.63             -5.32            5.69
 ......................................................................
Sweden                  29.52             -7.06           20.38
 ......................................................................
Switzerland             13.74            -11.06            1.16
 ......................................................................
United Kingdom          21.46             -3.86           16.77
 ......................................................................

Source: FAME Information Services, Inc.; using MSCI indices.

INVESTMENT REVIEW

Europe

There has been a significant divergence within the economies of Europe, by far our largest commitment at 70% of assets, with the major ones making little progress and some of the small ones growing quite strongly.

Germany has usually been the locomotive of Europe, but its manufacturing sector is weak at the moment and low interest rates have failed to get the economy moving. There have been several wage settlements at levels significantly higher than inflation, and there is little confidence among Germany's business leaders in Gerhard Schroeder's new government of the Center Left. His former Finance Minister, Oskar Lafontaine, was making strident calls for easier money that were embarrassing for the new European Central Bank, whose mandate requires resolute independence in the face of political coercion. Perhaps realizing his position was increasingly difficult, Mr. Lafontaine resigned at the beginning of the year, enabling Mr. Schroeder to improve his control after a wobbly start. Germany's poor economic performance was reflected in its stock market, which has made little progress. Our underweighting here was helpful but some of our larger positions underperformed. SAP, the business management software company, suffered from a slowdown in overseas markets and Gehe, the pharmaceutical wholesaler and retailer, fell prey to regulatory concerns despite continued sound growth in revenue and profits.

In France, the stock market did better, helped by signs of economic recovery and continued restructuring in the corporate sector. Banque Nationale de Paris amazed the financial sector with its audacious bid for both Paribas and Societe Generale just as they were contemplating a friendly merger. Vivendi, the utilities-based conglomerate and a key holding, demonstrated its international ambitions with an $8 billion acquisition of U.S. Filter, and the consumer goods company Pinault Printemps Redoute, another core holding, intervened in the hostile bid by LVMH for Gucci by buying a 40% stake in the latter.

The Netherlands was another solid gainer with interest returning to Royal Dutch Petroleum, a beneficiary of the rising oil price. Our additions to Philips Electronics proved timely as the stock rallied strongly on the back of global recovery and demand for technology products, but our position in Wolters Kluwer, an international publisher with a steady growth record, lagged as investors turned to more cyclical stocks. The Swiss market was another one where steady growers such as Nestle (confectionery and food) and Novartis (pharmaceuticals) were left on the sidelines, particularly as they announced earnings that were below expectations. However Roche Holdings, the pharmaceuticals major, announced strong results and pleased investors with the additional good news that the U.S. FDA had approved its anti-obesity drug.

The U.K. market, which was the largest single country position in the portfolio, was one of the best in Europe as stocks recently established new highs. Investors were pleased with steady declines in interest rates and rising optimism that a hard landing for the economy could be avoided. Stock market performance was helped by the resilience of sterling, which (unlike the euro) held up well against the U.S. dollar. Kingfisher performed well following its deal with France's Castorama to establish Europe's largest do-it-yourself retailer. In April, it announced a merger with supermarket Asda Group that will create the U.K.'s largest retailer. This will allow cross-selling opportunities and greater purchasing power, and will establish a platform to compete internationally.

                            [PIE CHART APPEARS HERE]

GEOGRAPHIC DIVERSIFICATION

Europe              70%
Japan               17%
Latin America        5%
Far East             6%
Other and Reserves   2%

Based on net assets as of 4/30/99.

Turning to Scandinavia, the star performer was Sweden with Astra, a key portfolio holding in the pharmaceutical sector, finalizing its merger with Zeneca of the U.K. The combined group now has the scale to compete with the largest companies in terms of research and international marketing. Household appliance manufacturer Electrolux performed well on the back of an improvement in operating margins and a buoyant U.S. market.

Far East

In Japan the economy remained depressed. GDP declined 2.5% in 1998, and in the fiscal year ended March 1999 it declined again by a similar amount. Industrial production was weak with auto produc-tion during the last fiscal year falling to a 20-year low. Consumer spending was also subdued with chain store sales in March showing one of the largest declines on record. Therefore, the current picture of the Japanese economy is bleak, but one or two signs have encouraged the optimists. The government has become more assertive in providing the right background for the economic recovery, having at last come to grips with banking sector problems by announcing a $500 billion bailout. The recently established Financial Supervisory Agency (FSA) acted decisively to bail out both the Long Term Credit Bank and the Nippon Credit Bank. In addition, we have also seen the first phase of reform of Japan's archaic tax system, with cuts in corporate rates that will be welcomed by the country's hard-pressed businesses. Investors, too, should benefit from lower tax rates and a more rational tax system.

Aside from government initiatives, corporations increasingly recognize the need for restructuring. Major international corporations such as Sony have announced extensive rationalization of their manufacturing capacity, which will inevitably involve layoffs both in Japan and overseas. Announcements like these might be routine in the U.S., but it must be remembered that Japan has a culture of lifetime employment and such changes must be handled sensitively.

Despite this gloomy economic news, the Tokyo stock market rallied strongly in the six months under review. Perhaps the most important stimulus was the large recapitalization program that removed much uncertainty from the important banking sector. Corporate news was also encouraging with numerous announcements about restructuring and several exporters noting that their regional markets had shown significant improvement.

Looking at our Japanese portfolio in more detail, announcements of specific restructuring from NEC and Sony helped performance, and there was foreign support for a number of our core blue chip holdings. TDK was left behind due to worries over stronger-than-expected price competition for magneto resistance heads. The absence of bank stocks in our portfolio, for so long a successful strategy, hindered results somewhat as the sector moved powerfully ahead following the government's recapitalization program.

Our portfolio structure in the Pacific outside of Japan is fairly conservative. Hong Kong avoided the traumas of over investment and currency collapse that plagued the rest of the region but still suffered a sharp contraction in its economy. To protect the link between the Hong Kong and the U.S. dollar, the authorities maintained a high interest rate policy for most of 1998, but the price for this was a weak real estate market and deflation. However, Hong Kong remains a key financial center for the Pacific, and its stock market rallied strongly as interest rates fell and investors refocused on the region.

Australia seems to have come through the regional crises almost unscathed. The economy is growing steadily and there has been a virtuous mix of low inflation and a strong currency. Unemployment declined moderately and consumer sentiment remained healthy. In common with a number of Pacific economies, the recent improvement in commodity prices should help prospects. Thus we have added the natural resources leader Broken Hill Proprietary, which has also introduced new management and a restructuring plan that should improve shareholder value. However, the bulk of the portfolio remained in service sectors such as banks and telecommunications/media stocks, which have all done well.

Latin America

Latin America had an extraordinary half year, and Brazil was center stage as usual. Late last year there was optimism that Brazil was back on the road to reform. President Cardoso emerged from the October elections unscathed, and by early November he had announced a new fiscal stability program. It provided a mix of spending cuts and tax increases but offered a longer-term "Working Agenda" to tackle the root causes of the structural problems. Such an ambitious program would require new legislation, but the International Monetary Fund was confident enough to release its promised $41 billion financial package. Nevertheless, in early December, to the surprise and dismay of markets, Congress failed to pass several fiscal measures on which the IMF package

Industry Diversification
----------------------------------------------

                         Percent of Net Assets
                         10/31/98      4/30/99
----------------------------------------------
Services                   29.3%        30.4%
 ..............................................
Finance                    19.7         21.5
 ..............................................
Consumer Goods             21.1         20.8
 ..............................................
Capital Equipment          11.2         12.2
 ..............................................
Energy                      9.7          9.1
 ..............................................
Materials                   3.8          3.3
 ..............................................
Multi-industry              2.0          1.2
 ..............................................
All Other                   0.1          0.1
 ..............................................
Reserves                    3.1          1.4
----------------------------------------------
Total                     100.0%       100.0%
was based. By mid-January the government faced an overwhelming wave of currency selling and the Central Bank was forced to stop defending the real, which devalued by over 30% in less than three weeks. With sky-high interest rates and a massive fiscal deficit, the question of a government default was openly discussed, but just as all seemed lost Congress passed the crucial legislation it had rejected earlier. Confidence was further improved with the appointment of Arminio Fraga, previously a savvy investor with George Soros, as president of the Central Bank. The big question for Brazil is whether the currency devaluation will be followed by a surge of inflation. Opinions on this vary widely, but at present consumer prices remain stable. Now, after two months of renewed international confidence, the markets could have great opportunities ahead. However, we should not forget that Brazil has a poor record for meeting IMF targets and implementing fiscal reform.

With Brazil engulfed by these traumas, the expectation was that Mexico would be dragged down as well, but this time was different. The Mexican stock market held up remarkably well during the Brazilian crisis and then performed far better than other regional markets during the recovery. Due to its close associations with the U.S. economy, Mexico has clearly been a prime beneficiary of the robust U.S. growth. Despite low oil prices, its 1998 fiscal deficit was only 1.2% of GDP, and the government's economic policies remained disciplined and convincing. The Mexican peso has even strengthened against the dollar, and as a clear beneficiary from the recent increase in the oil price, it is not surprising that the stock market was one of the best performers during the six months under review. The Argentine economy slowed sharply following the Brazilian devaluation, but the banking system is now far stronger than when confidence was last tested five years ago. With the Argentine peso maintaining parity with the U.S. dollar, investor confidence has held. The government was even able to access international markets and has already covered much of its financing needs for this year. In Chile the economy is also suffering from a regional slowdown with declining retail sales and the current account deficit, which is affected by a weak copper price, remains an ongoing problem. However, based on its policies of privatization and deregulation, low import tariff barriers, and disciplined fiscal policy, Chile's economy remains one of the most successful in the region. After a period of adjustment it should resume its growth path, particularly if the price of copper has bottomed. Despite the uncertainties, stock markets of both Chile and Argentina participated in the strong rally throughout the region.

Investment Policy and Outlook

Our current investment policy is to maintain about 70% of portfolio assets in Europe, with the U.K. at 20% the largest single country weighting. Japan at 17% is second-largest and is somewhat lower than its weighting in the MSCI Index. Our positions in the balance of the Pacific are just over 6% (in line with the index weighting). Exposure to Latin America, which is not in the benchmark, was just under 5% of the portfolio. During the past six months there were no significant regional shifts, but there were numerous changes to individual holdings. We sold where individual valuations looked extended but added to positions or created new ones that fit our criteria of strong businesses, steady growth, and reasonable valuation.

Going forward, our policy will be to continue to maintain the fund's geographic mix. Despite the recent volatility in emerging markets, we believe that some exposure to them is appropriate. The prospects for international markets will depend significantly on whether the U.S. economy behaves in a way that will maintain the benign environment of low inflation and stable interest rates. Its performance over the last five years has been quite remarkable, and this has been a major positive influence on both the U.S. stock market and investor sentiment internationally. If the U.S. economy can continue to deliver its favorable mix of steady growth, negligible inflation, and stable interest rates, the investment environment will remain positive. In addition, if overseas economies take over the leadership role, the case for international diversification becomes compelling. We believe our country weightings and our preference for growth stocks with reasonable valuations should help us achieve our goal of long-term capital growth.

Respectfully submitted,

/s/ Martin G. Wade

Martin G. Wade
President

May 21, 1999

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                     Percent of
                                                                     Net Assets
                                                                        4/30/99
--------------------------------------------------------------------------------
National Westminster Bank, United Kingdom                                   2.8%
 ................................................................................
SmithKline Beecham, United Kingdom                                          1.9
 ................................................................................
Wolters Kluwer, Netherlands                                                 1.8
 ................................................................................
Kingfisher, United Kingdom                                                  1.8
 ................................................................................
Shell Transport & Trading, United Kingdom                                   1.7
--------------------------------------------------------------------------------
Telecom Italia, Italy                                                       1.7
 ................................................................................
Nestle, Switzerland                                                         1.6
 ................................................................................
ING Groep, Netherlands                                                      1.6
 ................................................................................
Glaxo Wellcome, United Kingdom                                              1.4
 ................................................................................
Diageo, United Kingdom                                                      1.4
--------------------------------------------------------------------------------
Vivendi, France                                                             1.3
 ................................................................................
Novartis, Switzerland                                                       1.2
 ................................................................................
Telebras, Brazil                                                            1.2
 ................................................................................
Fortis, Netherlands                                                         1.1
 ................................................................................
UBS, Switzerland                                                            1.1
--------------------------------------------------------------------------------
Total, France                                                               1.1
 ................................................................................
Reed International, United Kingdom                                          1.0
 ................................................................................
Roche Holdings, Switzerland                                                 1.0
 ................................................................................
Telefonica de Espana, Spain                                                 1.0
 ................................................................................
Unilever, Netherlands                                                       1.0
--------------------------------------------------------------------------------
Cable and Wireless, United Kingdom                                          0.9
 ................................................................................
Mannesmann, Germany                                                         0.9
 ................................................................................
Nokia, Finland                                                              0.9
 ................................................................................
Nippon Telegraph & Telephone, Japan                                         0.9
 ................................................................................
AstraZeneca, Sweden                                                         0.9
--------------------------------------------------------------------------------
Total                                                                      33.2%

Note: Table excludes reserves

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

                           [LINE GRAPH APPEARS HERE]


              MSCI EAFE Index     Lipper International Funds     Average International Stock Fund     International Stock Fund
              ---------------     --------------------------     --------------------------------     ------------------------
4/30/89            10,000                   10,000                          10,000                             10,000
 Apr-90             8,715                   10,689                          10,799                             10,799
 Apr-91             9,125                   11,002                          11,365                             11,365
 Apr-92             8,379                   11,536                          12,085                             12,085
 Apr-93            10,227                   12,562                          13,171                             13,171
 Apr-94            11,960                   15,503                          16,300                             16,300
 Apr-95            12,664                   15,599                          16,607                             16,607
 Apr-96            14,151                   18,135                          19,592                             19,592
 Apr-97            14,067                   19,580                          20,985                             20,985
 Apr-98            16,772                   23,943                          24,524                             24,524
 Apr-99            18,417                   24,281                          26,145                             26,145

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 4/30/99            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
International Stock Fund          6.61%       10.10%       9.91%       10.09%
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                        6 Months             Year
                                           Ended            Ended
                                         4/30/99         10/31/98         10/31/97        10/31/96        10/31/95        10/31/94
NET ASSET VALUE
Beginning of period                  $     14.39       $    14.14      $     13.47      $    12.09      $    12.84      $    11.74
                                     ...............................................................................................

Investment activities
        Net investment income               0.06             0.23             0.19            0.19            0.18            0.09
        Net realized and
        unrealized gain (loss)              1.88             0.77             0.86            1.57           (0.19)           1.30
                                     ...............................................................................................

        Total from
        investment activities               1.94             1.00             1.05            1.76           (0.01)           1.39
                                     ...............................................................................................

Distributions
        Net investment income              (0.22)           (0.20)           (0.18)          (0.18)          (0.12)          (0.09)
        Net realized gain                  (0.35)           (0.55)           (0.20)          (0.20)          (0.62)          (0.20)
                                     ...............................................................................................

        Total distributions                (0.57)           (0.75)           (0.38)          (0.38)          (0.74)          (0.29)
                                     ...............................................................................................

NET ASSET VALUE
End of period                        $     15.76       $    14.39      $     14.14      $    13.47      $    12.09      $    12.84
                                     -----------------------------------------------------------------------------------------------


Ratios/Supplemental Data

Total return(R)                            13.87%            7.48%            7.90%          14.87%           0.38%          12.03%
 ....................................................................................................................................

Ratio of total expenses to
average net assets                          0.85%+           0.85%            0.85%           0.88%           0.91%           0.96%
 ....................................................................................................................................

Ratio of net investment
income to average
net assets                                  0.83%+           1.50%            1.33%           1.58%           1.56%           1.11%
 ....................................................................................................................................

Portfolio turnover rate                     11.8%+          12.2%             15.8%           11.6%           17.8%           22.9%
 ....................................................................................................................................

Net assets, end of period
(in millions)                        $    10,262       $   9,537       $    10,005      $   8,776       $    6,386      $    6,206
 ....................................................................................................................................

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 1999


Portfolio of Investments                                     Shares             Value
-------------------------------------------------------------------------------------
                                                                         In thousands
ARGENTINA  0.9%

Common Stocks  0.9%

Banco de Galicia Buenos Aires (Class B) ADR (USD)           349,610       $    8,063
 ....................................................................................
Banco Frances del Rio de la Plata ADR (USD)                 351,620            9,054
 ....................................................................................
Telefonica de Argentina (Class B) ADR (USD)                 526,380           19,673
 ....................................................................................
YPF Sociedad Anonima (Class D) ADR (USD)                  1,253,442           52,645
 ....................................................................................
Total Argentina (Cost $62,626)                                                89,435
                                                                          ..........
AUSTRALIA 3.0%

Common Stocks 2.7%
Australian Gas Light                                      1,980,598           14,024
 ....................................................................................
Brambles Industries                                         698,000           20,511
 ....................................................................................
Broken Hill Proprietary                                   1,271,000           14,369
 ....................................................................................
Colonial Limited                                          6,982,030           26,290
 ....................................................................................
Commonwealth Bank of Australia                            1,899,448           34,585
 ....................................................................................
Goodman Fielder                                           9,183,000            8,872
 ....................................................................................
Lend Lease                                                1,113,888           15,017
 ....................................................................................
News Corporation                                          2,956,968           24,781
 ....................................................................................
Publishing & Broadcasting                                 4,135,850           27,799
 ....................................................................................
Tabcorp Holdings                                          2,378,000           19,340
 ....................................................................................
Telstra                                                   6,189,693           33,587
 ....................................................................................
Westpac Bank                                              4,797,600           36,625
 ....................................................................................
                                                                             275,800
                                                                          ..........

Preferred Stocks 0.3%
News Corporation                                          2,595,184           20,285
 ....................................................................................
Star City Holdings                                        9,409,000           10,585
 ....................................................................................
                                                                              30,870
                                                                          ..........
Total Australia (Cost $205,455)                                              306,670
                                                                          ..........

BELGIUM 1.6%

Common Stocks 1.6%
Dexia (EUR)                                                  85,972           13,223
 ....................................................................................
Fortis (EUR)                                              1,432,305           48,041
 ....................................................................................
KBC Bancassurance Holding (EUR)                           1,357,980           84,209
 ....................................................................................
Societe Europeenne des Satellites (Class A) (EUR) *          57,900            8,861
 ....................................................................................
UCB (EUR) *                                                 270,900           12,592
 ....................................................................................
Total Belgium (Cost $77,469)                                                 166,926
                                                                          ..........

12

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

Portfolio of Investments                                     Shares               Value
---------------------------------------------------------------------------------------
                                                                           In thousands

BRAZIL  2.1%

Common Stocks 1.4%
Pao de Acucar GDR (USD)                                     380,883       $       6,642
 .......................................................................................
Telebras ADR (USD) *                                      1,347,239             122,851
 .......................................................................................
Telecomunicacoes de Sao Paulo                             4,095,886                 308
 .......................................................................................
Telesp                                                      970,556                   0
 .......................................................................................
Unibanco GDR (USD)                                          421,960              10,470
 .......................................................................................
                                                                                140,271
                                                                          .............
Preferred Stocks 0.7%
Banco Bradesco                                        1,370,562,854               7,261
 .......................................................................................
Banco Itau                                               16,287,000               8,629
 .......................................................................................
Cia Cimento Portland Itau                                18,159,000               1,957
 .......................................................................................
Cia Energetica Minas Gerais                             321,753,231               7,651
 .......................................................................................
Cia Energetica Minas Gerais ADR, Sponsored
                 Nonvoting (USD)                            383,727               9,305
 .......................................................................................
Pao de Acucar GDS (USD)                                      21,100                 368
 .......................................................................................
Petrol Brasileiros                                      164,345,189              26,616
 .......................................................................................
Telebras ADR (USD)*                                       1,347,239                 105
 .......................................................................................
Telecomunicacoes de Sao Paulo                            95,227,243              11,868
 .......................................................................................
Telecomunicacoes de Sao Paulo Celular (Class B)          98,621,744               4,216
 .......................................................................................
                                                                                 77,976
                                                                          .............
Total Brazil (Cost $237,634)                                                    218,247
                                                                          .............

CANADA 0.2%

Common Stocks 0.2%
Alcan Aluminum                                              500,630              15,794
 .......................................................................................
Royal Bank of Canada                                        185,920               9,066
 .......................................................................................
Total Canada (Cost $15,537)                                                      24,860
                                                                          .............

CHILE 0.1%

Common Stocks 0.1%
Chilectra ADR (144a) (USD)                                  306,640               6,784
 .......................................................................................
Compania Cervecerias Unidas ADS (USD)                       143,529               3,526
 .......................................................................................
Total Chile (Cost $7,529)                                                        10,310
                                                                          .............

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                          Shares            Value
--------------------------------------------------------------------------------
                                                             In thousands

CHINA 0.4%

Common Stocks 0.4%

China Telecom (HKD)                           11,272,000       $   25,741
 ................................................................................
Huaneng Power International ADR (USD) *        1,251,000           16,810
 ................................................................................
Total China (Cost $44,715)                                         42,551
                                                               .................

DENMARK 0.4%

Common Stocks 0.4%

Den Danske Bank                                  138,950           15,998
 ................................................................................
Tele Danmark                                     138,267           14,249
 ................................................................................
Unidanmark (Class A)                             121,329            8,330
 ................................................................................
Total Denmark (Cost $25,989)                                       38,577
                                                               .................

FINLAND 0.9%

Common Stocks 0.9%

Nokia                                          1,197,368           92,464
 ................................................................................
Total Finland (Cost $6,928)                                        92,464
                                                               .................

FRANCE 10.2%

Common Stocks 10.2%

AXA (EUR)                                        571,790           73,814
 ................................................................................
Alcatel Alsthom (EUR)                            338,684           41,575
 ................................................................................
Carrefour (EUR)                                   84,848           67,225
 ................................................................................
Cie de St. Gobain (EUR)                          260,578           44,732
 ................................................................................
Credit Commercial de France (EUR)                382,844           40,444
 ................................................................................
Danone (EUR)                                     138,690           37,067
 ................................................................................
Dexia France (EUR)                               131,308           18,380
 ................................................................................
Dexia France, Bearer (EUR)                        65,532            9,173
 ................................................................................
Elf Aquitaine (EUR)                              265,335           41,204
 ................................................................................
L'Oreal (EUR)                                     34,948           22,373
 ................................................................................
Lafarge (EUR)                                    131,887           12,818
 ................................................................................
Lapeyre (EUR)                                    153,135           11,648
 ................................................................................
Legrand (EUR)                                    116,133           27,726
 ................................................................................
Pinault Printemps Redoute (EUR)                  533,300           88,450
 ................................................................................
Sanofi (EUR)                                     443,739           69,518
 ................................................................................
Schneider (EUR)                                  902,092           58,846
 ................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                              Shares           Value
--------------------------------------------------------------------------------
                                                                In thousands

Societe Generale (EUR)                               205,414       $  36,760
 ................................................................................
Sodexho Alliance (EUR)                               389,976          63,979
 ................................................................................
Television Francaise (EUR)                           194,037          37,921
 ................................................................................
Total (Class B) (EUR)                                794,134         108,724
 ................................................................................
Vivendi (EUR)                                        573,012         133,838
 ................................................................................
Total France (Cost $640,063)                                       1,046,215
                                                                ................

GERMANY 6.3%

Common Stocks 5.9%

Allianz (EUR)                                        161,010          51,282
 ................................................................................
Bayer (EUR)                                          857,942          36,435
 ................................................................................
Bayerische Vereinsbank (EUR)                       1,196,337          77,977
 ................................................................................
Deutsche Bank (EUR)                                  777,548          45,177
 ................................................................................
Deutsche Bank New (EUR) *                             86,393           4,837
 ................................................................................
Deutsche Telekom (EUR)                             1,051,738          41,442
 ................................................................................
Dresdner Bank (EUR)                                1,030,292          44,407
 ................................................................................
Gehe (EUR)                                         1,207,752          55,500
 ................................................................................
Hoechst (EUR)                                        321,230          15,220
 ................................................................................
Hornbach Baumarkt (EUR)                               54,440           1,380
 ................................................................................
Mannesmann (EUR)                                     704,460          92,726
 ................................................................................
Rhoen Klinikum (EUR)                                 169,688          17,030
 ................................................................................
SAP (EUR)                                            132,900          42,540
 ................................................................................
Siemens (EUR)                                        294,612          21,786
 ................................................................................
Veba (EUR)                                           748,706          41,049
 ................................................................................
Volkswagen (EUR)                                     206,610          14,646
 ................................................................................
                                                                     603,434
                                                               .................

Preferred Stocks 0.4%

Fielmann (EUR)                                        30,426           1,189
 ................................................................................
Fresenius (EUR)                                       56,550           9,857
 ................................................................................
SAP (EUR)                                             70,579          26,469
 ................................................................................
                                                                      37,515
                                                               .................
Total Germany (Cost $488,718)                                        640,949
                                                               .................

HONG KONG 1.9%

Common Stocks 1.9%

CLP Holdings                                       5,112,000          27,502
 ................................................................................
Cheung Kong Holdings                               1,349,000          12,270
 ................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                               Shares            Value
--------------------------------------------------------------------------------
                                                                  In thousands


HSBC Holdings                                         619,600       $   22,942
 ................................................................................
Henderson Land Development                          4,474,000           27,014
 ................................................................................
Hong Kong Telecommunications                        6,206,400           16,655
 ................................................................................
Hutchison Whampoa                                   7,723,000           69,498
 ................................................................................
Sun Hung Kai Properties                             2,128,000           18,601
 ................................................................................
Total Hong Kong (Cost $141,318)                                        194,482
                                                                    ............

INDIA 0.2%

Common Stocks 0.2%

Mahanagar Telephone GDR (USD)                         970,000           10,088
 ................................................................................
State Bank of India GDR (USD)                       1,042,500            9,278
 ................................................................................
Total India (Cost $26,351)                                              19,366
                                                                    ............

IRELAND 0.1%

Common Stocks 0.1%

CBT Group ADR (USD) *                                 798,111           12,371
 ................................................................................
Total Ireland (Cost $25,310)                                            12,371
                                                                    ............

ITALY 5.9%

Common Stocks 5.9%

Assicurazioni Generali (EUR)                        1,132,652           44,092
 ................................................................................
Banca Commerciale Italiana (EUR)                    1,870,000           15,389
 ................................................................................
Banca di Roma (EUR)                                12,438,000           20,498
 ................................................................................
Banca Popolare di Brescia (EUR)                       669,000           23,004
 ................................................................................
Credito Italiano (EUR)                             10,200,666           51,725
 ................................................................................
ENI (EUR)                                           9,593,855           63,141
 ................................................................................
Gucci Group (USD)                                     283,571           21,392
 ................................................................................
Istituto Nazionale delle Assicurazioni (EUR)       17,743,000           46,859
 ................................................................................
Italgas (EUR)                                       1,676,093            7,454
 ................................................................................
Mediolanum (EUR)                                    3,293,325           21,744
 ................................................................................
Sao Paolo IMI (EUR)                                 3,259,884           48,901
 ................................................................................
Telecom Italia (EUR)                               16,026,445          170,489
 ................................................................................
Telecom Italia Mobile (EUR)                        11,911,182           70,968
 ................................................................................
Total Italy (Cost $377,913)                                            605,656
                                                                    ............

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                                Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

JAPAN 17.1%

Common Stocks 17.1%

Alps Electric                                          918,000       $   15,567
 ................................................................................
Amada                                                1,245,000            7,819
 ................................................................................
Canon                                                3,580,000           87,536
 ................................................................................
Citizen Watch                                        1,033,000            8,564
 ................................................................................
DDI                                                      4,789           23,781
 ................................................................................
Daiichi Pharmaceutical                               1,875,000           30,460
 ................................................................................
Daiwa House                                          2,162,000           25,798
 ................................................................................
Denso                                                3,474,000           70,545
 ................................................................................
East Japan Railway                                       5,230           30,876
 ................................................................................
Fanuc                                                  494,600           21,537
 ................................................................................
Fujitsu                                              1,587,000           27,177
 ................................................................................
Hitachi                                              4,247,000           31,011
 ................................................................................
Honda Motor                                            261,000           11,496
 ................................................................................
Ito-Yokado                                             596,000           36,583
 ................................................................................
Kao                                                  2,069,000           52,496
 ................................................................................
Kokuyo                                               1,137,000           17,090
 ................................................................................
Komori                                               1,058,000           19,579
 ................................................................................
Kuraray                                              2,455,000           27,958
 ................................................................................
Kyocera                                                897,000           53,255
 ................................................................................
Makita                                               1,403,000           15,062
 ................................................................................
Marui                                                2,882,000           47,808
 ................................................................................
Matsushita Electric Industrial                       4,127,000           78,448
 ................................................................................
Mitsubishi                                           2,572,000           17,015
 ................................................................................
Mitsubishi Heavy Industries                         11,714,000           51,302
 ................................................................................
Mitsui Fudosan                                       5,701,000           52,513
 ................................................................................
Murata Manufacturing                                 1,236,000           70,691
 ................................................................................
NEC                                                  6,614,000           78,978
 ................................................................................
Nippon Telegraph & Telephone                             8,450           91,986
 ................................................................................
Nomura Securities                                    4,133,000           44,576
 ................................................................................
NTT Mobile Communication Network                           951           55,744
 ................................................................................
Pioneer Electronic                                     485,000            9,219
 ................................................................................
Sankyo                                               2,814,000           59,028
 ................................................................................
Sekisui Chemical                                     3,428,000           22,907
 ................................................................................
Sekisui House                                        2,104,000           23,556
 ................................................................................
Seven-Eleven Japan                                     338,000           28,841
 ................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                                                    Shares           Value
--------------------------------------------------------------------------------------------------
                                                                                      In thousands

Shin-Etsu Chemical                                                       1,361,000      $   43,308
 ..................................................................................................
Shiseido                                                                 1,266,000          19,930
 ..................................................................................................
Sony                                                                       962,400          89,857
 ..................................................................................................
Sumitomo                                                                 4,471,000          33,021
 ..................................................................................................
Sumitomo Electric Industries                                             5,512,000          66,696
 ..................................................................................................
TDK                                                                        884,000          66,844
 ..................................................................................................
Tokio Marine & Fire Insurance                                            1,246,000          14,513
 ..................................................................................................
Tokyo Electronics                                                          518,000          29,496
 ..................................................................................................
Toppan Printing                                                          2,026,000          24,362
 ..................................................................................................
Uny                                                                      1,111,000          17,676
 ..................................................................................................
Total Japan (Cost $1,699,635)                                                            1,752,505
                                                                                        ..........

MEXICO 1.8%

Common Stocks 1.8%
Cemex (Class B)                                                          1,534,044           7,122
 ..................................................................................................
Cemex, Participating Certificates (Represents 1 Class A share)              50,141             233
 ..................................................................................................
Cemex ADS (Represents 2 Participating Certificates)(USD)                   351,000           3,313
 ..................................................................................................
Cemex ADS (Represents 2 Participating Certificates)
                (144a) (USD)                                             1,714,463          16,180
 ..................................................................................................
Femsa UBD (Represents 1 Class B and 4 Series D (Class L) shares) *       4,291,360          15,326
 ..................................................................................................
Gruma (Class B)                                                          2,279,476           4,372
 ..................................................................................................
Gruma ADR (USD)                                                            548,546           4,251
 ..................................................................................................
Grupo Financiero Bancomer (Class B) GDS (USD)                               72,250             510
 ..................................................................................................
Grupo Financiero Bancomer (Class L)                                         53,515              15
 ..................................................................................................
Grupo Industrial Maseca (Class B)                                        6,373,007           4,414
 ..................................................................................................
Grupo Modelo (Class C)                                                   5,529,264          14,571
 ..................................................................................................
Grupo Televisa GDR (USD) *                                                 516,966          21,196
 ..................................................................................................
Kimberly-Clark de Mexico (Class A)                                       3,617,309          14,094
 ..................................................................................................
Telefonos de Mexico (Class L) ADR (USD)                                    931,222          70,540
 ..................................................................................................
TV Azteca ADR (USD)                                                        571,700           4,002
 ..................................................................................................
Total Mexico (Cost $174,180)                                                               180,139
                                                                                        ..........

NETHERLANDS 9.8%

Common Stocks 9.8%
ABN Amro (EUR)                                                           2,153,498          51,300
 ..................................................................................................
Ahold (EUR)                                                              1,929,066          71,631
 ..................................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                                 Shares           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Akzo Nobel (EUR)                                        188,266      $    8,502
 ................................................................................
ASM Lithography (EUR)                                 1,138,640          47,994
 ................................................................................
CSM (EUR)                                               819,769          43,820
 ................................................................................
Elsevier (EUR)                                        5,116,742          76,485
 ................................................................................
Equant (EUR)                                             54,380           4,935
 ................................................................................
Fortis NI (EUR)                                       1,879,554          66,913
 ................................................................................
ING Groep (EUR)                                       2,626,180         161,742
 ................................................................................
KPN (EUR)                                               236,387           9,864
 ................................................................................
Numico (EUR)                                            617,830          23,235
 ................................................................................
Philips Electronics (EUR)                               853,060          73,446
 ................................................................................
Royal Dutch Petroleum (EUR)                           1,321,552          76,924
 ................................................................................
STMicroelectronics (EUR)                                269,430          28,064
 ................................................................................
TNT Post Groep (EUR)                                    271,557           7,315
 ................................................................................
Unilever (EUR)                                          730,086          49,978
 ................................................................................
VNU (EUR)                                               506,590          20,497
 ................................................................................
Wolters Kluwer (EUR)                                  4,294,648         186,919
 ................................................................................
Total Netherlands (Cost $626,368)                                     1,009,564
                                                                     ...........

NEW ZEALAND 0.3%

Common Stocks 0.3%

Telecom Corporation of New Zealand                    5,703,628          29,710
 ................................................................................
Total New Zealand (Cost $24,831)                                         29,710
                                                                     ...........
NORWAY 1.1%

Common Stocks 1.1%

Bergesen (Class A)                                      198,750           2,977
 ................................................................................
Norsk Hydro                                           1,240,096          55,491
 ................................................................................
Orkla (Class A)                                       3,277,374          54,969
 ................................................................................
Saga Petroleum                                          314,380           3,482
 ................................................................................
Total Norway (Cost $98,827)                                             116,919
                                                                     ...........

PORTUGAL 0.4%

Common Stocks 0.4%

Jeronimo Martins (EUR)                                1,358,173          44,693
 ................................................................................
Total Portugal (Cost $11,188)                                            44,693
                                                                     ...........

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

Portfolio of Investments                              Shares           Value
--------------------------------------------------------------------------------
                                                                In thousands

RUSSIA 0.0%

Common Stocks 0.0%
Rao Gazprom ADS (USD)                                426,330       $   4,530
 ................................................................................
Total Russia (Cost $7,680)                                             4,530
                                                                   .............
SINGAPORE 0.4%

Common Stocks 0.4%

Singapore Press                                    1,072,627          15,808
 ................................................................................
United Overseas Bank                               2,814,000          21,732
 ................................................................................
Total Singapore (Cost $35,175)                                        37,540
                                                                   .............

SOUTH KOREA 0.2%

Common Stocks 0.2%

Samsung Electronics                                  255,155          19,622
 ................................................................................
Total South Korea (Cost $25,180)                                      19,622
                                                                   .............

SPAIN 3.1%

Common Stocks and Rights 3.1%

Argentaria Banca de Espana (EUR)                   1,012,766          23,816
 ................................................................................
Banco Bilbao Vizcaya (EUR)                         1,212,540          18,138
 ................................................................................
Banco Popular Espanol (EUR)                          175,840          12,446
 ................................................................................
Banco Santander (EUR)                              2,496,254          54,218
 ................................................................................
Empresa Nacional de Electricidad (EUR)             1,511,160          33,588
 ................................................................................
Gas Natural (EUR)                                    284,141          22,948
 ................................................................................
Iberdrola (EUR)                                    2,479,149          34,701
 ................................................................................
Repsol (EUR)                                       1,156,560          18,815
 ................................................................................
Telefonica de Espana (EUR)                         2,148,094         100,641
 ................................................................................
Telefonica de espana, Rights, 5/20/99 (EUR)*       2,148,094           1,997
 ................................................................................
Total Spain (Cost $181,156)                                          321,308
                                                                   .............

SWEDEN 3.7%

Common Stocks 3.7%

ABB (Class A)                                      1,658,450          23,097
 ................................................................................
AstraZeneca Group ADR                              2,324,660          90,650
 ................................................................................
Atlas Copco (Class B)                              1,009,868          26,572
 ................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

Portfolio of Investments                                Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Electrolux (Class B)                                 2,842,165       $   57,604
 ................................................................................
Esselte (Class B)                                      299,610            4,670
 ................................................................................
Granges                                                275,121            4,663
 ................................................................................
Hennes and Mauritz (Class B)                           990,025           85,308
 ................................................................................
Nordbanken                                           8,293,354           52,098
 ................................................................................
Sandvik (Class B)                                      945,420           21,347
 ................................................................................
Securitas (Class B)                                    734,408           10,881
 ................................................................................
Total Sweden (Cost $199,020)                                            376,890
                                                                     ...........

SWITZERLAND 6.6%

Common Stocks 6.6%

ABB                                                     32,170           46,915
 ................................................................................
Adecco                                                 128,792           64,915
 ................................................................................
Credit Suisse Group                                    257,355           51,026
 ................................................................................
Nestle                                                  88,126          163,059
 ................................................................................
Novartis                                                86,609          126,760
 ................................................................................
Roche Holdings                                           8,706          102,370
 ................................................................................
Swisscom                                                43,996           16,148
 ................................................................................
UBS                                                    322,935          109,642
 ................................................................................
Total Switzerland (Cost $446,769)                                       680,835
                                                                     ...........

UNITED KINGDOM 19.9%


Common Stocks 19.9%

Abbey National                                       2,922,700           65,862
 ................................................................................
Asda Group                                           9,799,000           32,552
 ................................................................................
BG                                                   3,530,270           19,877
 ................................................................................
British Petroleum                                    2,909,500           55,183
 ................................................................................
Cable & Wireless                                     6,764,050           96,953
 ................................................................................
Cadbury Schweppes                                    4,697,793           62,650
 ................................................................................
Caradon                                              7,896,238           20,070
 ................................................................................
Centrica *                                           3,295,040            6,692
 ................................................................................
Compass Group                                        4,478,000           45,600
 ................................................................................
David S. Smith                                       4,107,120            8,854
 ................................................................................
Diageo                                              12,531,305          144,339
 ................................................................................
Electrocomponents                                    2,429,000           20,710
 ................................................................................
GKN                                                    779,000           13,296
 ................................................................................

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


Portfolio of Investments                                 Shares              Value
----------------------------------------------------------------------------------
                                                                      In thousands
Glaxo Wellcome                                        4,914,710       $    145,476
 ..................................................................................
Heywood Williams Group                                1,034,875              4,578
 ..................................................................................
John Laing (Class A)                                  1,797,000              9,222
 ..................................................................................
Kingfisher                                           12,163,466            181,998
 ..................................................................................
Ladbroke Group                                        4,402,940             21,160
 ..................................................................................
National Westminster Bank                            12,011,780            287,531
 ..................................................................................
Rank Group                                            2,471,825             10,279
 ..................................................................................
Reed International                                   11,656,860            106,138
 ..................................................................................
Rio Tinto                                             3,509,900             61,207
 ..................................................................................
Rolls Royce                                           2,669,925             12,381
 ..................................................................................
Safeway                                               5,979,920             24,916
 ..................................................................................
Shell Transport & Trading                            22,986,000            172,685
 ..................................................................................
SmithKline Beecham                                   14,884,280            196,344
 ..................................................................................
Tesco                                                16,435,185             48,847
 ..................................................................................
Tomkins                                              13,103,954             56,074
 ..................................................................................
Unilever                                              5,682,000             50,639
 ..................................................................................
United News & Media                                   4,804,430             58,430
 ..................................................................................
Total United Kingdom (Cost $1,174,886)                                   2,040,543
                                                                     .............

SHORT-TERM INVESTMENTS 1.1%

Money Market Funds 1.1%
Reserve Investment Fund, 5.01% #                    107,773,794            107,774
 ..................................................................................
Total Short-Term Investments (Cost $107,774)                               107,774
                                                                     .............

Total Investments in Securities

99.7% of Net Assets (Cost $7,196,224)                                 $ 10,231,651

Other Assets Less Liabilities                                               30,164
                                                                      ............

NET ASSETS                                                            $ 10,261,815
                                                                      ------------

   * non-income producing
   # Seven-day yield
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.22% of net assets.
ADR  American depository receipt
ADS  American depository share
EUR  European currency unit
GDR  Global depository receipt
GDS  Global depository share
HKD  Hong Kong dollar
USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Statement of Assets and Liabilities
----------------------------------------------------------------------------------------
In thousands

Assets

  Investments in securities, at value (cost $7,196,224)                    $10,231,651
  Securities lending collateral                                              2,809,353
  Other assets                                                                  94,275
                                                                           ...........
  Total assets                                                              13,135,279
                                                                           ...........
Liabilities
  Obligation to return securities lending collateral                         2,809,353
  Other liabilities                                                             64,111
                                                                           ...........
  Total liabilities                                                          2,873,464
                                                                           ...........

NET ASSETS                                                                 $10,261,815
                                                                           -----------

Net Assets Consist of:
  Accumulated net investment income - net of distributions                 $    40,976

  Accumulated net realized gain/loss - net of distributions                     92,834

  Net unrealized gain (loss)                                                 3,034,990

  Paid-in-capital applicable to 651,255,192 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares
  of the Corporation authorized                                              7,093,015
                                                                           ...........

NET ASSETS                                                                 $10,261,815
                                                                           -----------

NET ASSET VALUE PER SHARE                                                  $     15.76
                                                                           -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      4/30/99
Investment Income

Income
        Dividend (net of foreign taxes of $8,995)                 $    74,032
        Interest                                                        8,811
                                                                  ...........
        Total income                                                   82,843
                                                                  ...........
Expenses
        Investment management                                          33,081
        Shareholder servicing                                           6,961
        Custody and accounting                                          1,468
        Prospectus and shareholder reports                                462
        Legal and audit                                                    59
        Registration                                                       30
        Directors                                                           8
        Miscellaneous                                                      23
                                                                  ...........
        Total expenses                                                 42,092
        Expenses paid indirectly                                           (3)
                                                                  ...........
        Net expenses                                                   42,089
                                                                  ...........
Net investment income                                                  40,754
                                                                  ...........

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
        Securities                                                    172,550
        Foreign currency transactions                                  (1,445)
                                                                  ...........
        Net realized gain (loss)                                      171,105
                                                                  ...........
Change in net unrealized gain or loss
        Securities                                                  1,081,812
        Other assets and liabilities
        denominated in foreign currencies                              (1,321)
                                                                  ...........
        Change in net unrealized gain or loss                       1,080,491
                                                                  ...........
Net realized and unrealized gain (loss)                             1,251,596
                                                                  ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $ 1,292,350
                                                                  -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999

Statement of Changes In Net Assets
--------------------------------------------------------------------------------
In thousands

                                                                    6 Months                Year
                                                                       Ended               Ended
                                                                     4/30/99            10/31/98
Increase (Decrease) in Net Assets
Operations
        Net investment income                                   $     40,754        $    151,187
        Net realized gain (loss)                                     171,105             187,607
        Change in net unrealized gain or loss                      1,080,491             380,637
                                                                ................................
        Increase (decrease) in net assets from operations          1,292,350             719,431
                                                                ................................
Distributions to shareholders
        Net investment income                                       (144,746)           (138,108)
        Net realized gain                                           (230,270)           (379,734)
                                                                ................................
        Decrease in net assets from distributions                   (375,016)           (517,842)
                                                                ................................
Capital share transactions*
        Shares sold                                                1,203,596           2,424,698
        Distributions reinvested                                     351,615             485,438
        Shares redeemed                                           (1,747,859)         (3,579,766)
                                                                ................................
        Increase (decrease) in net assets from capital
        share transactions                                          (192,648)           (669,630)
                                                                ................................
Net Assets
Increase (decrease) during period                                    724,686            (468,041)
Beginning of period                                                9,537,129          10,005,170
                                                                ................................

End of period                                                   $ 10,261,815        $  9,537,129
                                                                --------------------------------
      * Share information
        Shares sold                                                   80,652             167,589
        Distributions reinvested                                      24,520              36,308
        Shares redeemed                                             (116,788)           (248,730)
                                                                ................................
        Increase (decrease) in shares outstanding                    (11,616)            (44,833)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The International Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on May 9, 1980.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance


26
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T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At April 30, 1999, the value of loaned securities was $2,728,936,000; aggregate collateral consisted of $2,809,353,000 in the securities lending collateral pool and U.S. government securities valued at $57,242,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $573,416,000 and $947,182,000, respectively, for the six months ended April 30, 1999.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At April 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $7,196,224,000. Net unrealized gain aggregated $3,035,427,000 at period-end, of which $3,393,922,000 related to appreciated investments and $358,495,000 to depreciated investments.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement.

The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $5,596,000 was payable at April 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At April 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc.
(TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,620,000 for the six months ended April 30, 1999, of which $890,000 was payable at period-end.

Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum International Fund and Spectrum Growth Fund held approximately 5.6% of the outstanding shares of the fund at April 30, 1999. For the six months then ended, the fund was allocated $890,000 of Spectrum expenses, $186,000 of which was payable at period-end.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 1999, totaled $5,071,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended April 30, 1999, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $819,958,000 with certain affiliates of the manager and paid no commissions of $1,486,000 related thereto.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call: Shareholder Service Center 1-800-225-5132 toll free 410-625-6500 Baltimore area

To open a brokerage account or obtain information, call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center Plaza 5
Mezzanine Level
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367
(opens mid-June)


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.